Business Combinations	12 Months Ended
Jun. 30, 2012
Business Combinations

3. Business Combinations

2012 Acquisitions

On May 24, 2012, the Company closed its acquisition of certain assets and contracts in both Texas and Washington from National Express Corporation (“NEX”). Earnings from the businesses acquired are included in the Company’s results of operations from the acquisition date. The aggregate purchase price for these assets was approximately $6.6 million.

Current assets, less current liabilities	$115
Property and equipment	16,366
Intangible assets	1,664
Deferred taxes	(4,617)

Fair value of net assets acquired	$13,528

The purchase price consisted of $6.4 million in cash and $0.2 million in contingent consideration associated with the renewal of four contracts due in 2013. Identifiable intangible assets consist of contract rights of $0.8 million that will be amortized over 20 years and covenants not to compete of $0.9 million that will be amortized over an estimated useful life of one and one-half years.

The purchase price was lower than the fair value of the businesses acquired. NEX was required to dispose of these businesses by the U.S. Department of Justice in order to complete the acquisition of another competitor. Therefore the Company has recognized a gain of approximately $6.9 million, which is included in the consolidated statement of operations.

On November 15, 2011, the Company closed its acquisition of all of the outstanding common stock of Dairyland Buses, Inc, Dairyland-Hamilton Inc., Lakeland Area Bus Service, Inc., and Lakeside Buses of Wisconsin (collectively “Dairyland”), located in Waukesha, Wisconsin. Earnings of the acquired companies are included in the Company’s results of operations from the acquisition date. The aggregate purchase price of this acquisition was $47.0 million. The allocation of purchase price is preliminary and may change upon the final determination of the tax basis of the assets acquired.

Current assets, less current liabilities	$2,726
Property and equipment	27,333
Intangible assets	7,600
Deferred taxes	(6,711)

Subtotal	30,948
Goodwill	16,052

Total	$47,000

The purchase price consisted of $47.0 million in cash. Identifiable intangible assets consist of contract rights of $4.8 million that will be amortized over 20 years, covenants not to compete of $0.1 million that will be amortized over an estimated useful life of five years and tradenames of $2.7 million with an indefinite life. Approximately $0.5 million dollars of acquisition-related costs have been recognized as an expense in the statement of operations. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. Goodwill related to this acquisition of $2.3 million is deductible for tax purposes.

On October 7, 2011, the Company closed its acquisition of all of the outstanding common stock of School Transportation Services, LLC (the “STS” acquisition), located in Passaic County, New Jersey. Earnings of the acquired company are included in the Company’s results of operations from the acquisition date. The aggregate purchase price of this acquisition was $4.5 million.

Current assets, less current liabilities	$75
Property and equipment	967
Intangible assets	1,221

Subtotal	2,263
Goodwill	2,237

Total	$4,500

The purchase price consisted of $4.1 million in cash and $0.4 million in the form of promissory notes. Identifiable intangible assets consist of contract rights of $1.2 million that will be amortized over 20 years and covenants not to compete of sixty two thousand dollars that will be amortized over an estimated useful life of five years. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages.

The Company closed the following additional acquisitions during the twelve months ended June 30, 2012:

•	July 13, 2011 – the Company acquired certain assets of Schumacher Bus Lines, located in Schumacher, Ontario, Canada

•	August 4, 2011 – the Company acquired certain assets and contracts of S&K Transportation Inc, located in Listowel, Ontario Canada

•	August 26, 2011 – the Company purchased all the outstanding stock of A&B Bus, Co. located in Irwindale, California

•	December 20, 2011 – the Company acquired certain assets and contracts of Safe Start Transportation of New Jersey LLC, located in Toms River, New Jersey.

Earnings of the acquired companies are included in the Company’s results of operations from their respective acquisition date. The aggregate purchase price of these acquisitions was $3.8 million.

Current assets, less current liabilities	$(2)
Property and equipment	2,543
Intangible assets	470
Deferred Taxes	(156)

Subtotal	2,855
Goodwill	949

Total	$3,804

The purchase price of these acquisitions consisted of $3.6 million in cash and approximately $0.2 million in contingent consideration, which relates to contract renewal and certain revenue targets being achieved. Identifiable intangible assets consist of contract rights of $0.5 million that will be amortized over 20 years. The goodwill attributed to these acquisitions includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. None of the goodwill related to these acquisitions is deductible for tax purposes.

The amount of revenue and earnings associated with the 2012 acquisitions included in the consolidated statement of operations for the year ended June 30, 2012 are as follows:

	Dairyland	All others	Total
Revenue	$25,128	$6,134	$31,262
Earnings	2,212	6,945	9,157

The following unaudited pro forma financial information combines the consolidated results from operations as if all of the 2012 acquisitions had occurred as of July 1, 2010. Pro forma adjustments only include the adjustment for amortization on acquired intangibles and the adjustment to record the tax impact on the pro forma financial information.

	Pro Forma Basis for Fiscal Years Ended June 30, (unaudited)
	2012	2011

Revenue	$396,618	$365,250
Earnings	1,568	2,577
Basic and diluted net income per common share	$0.02	$0.04

The pro forma financial information is not necessarily indicative of operating results that would have occurred had the 2012 acquisitions been consummated as of July 1, 2010, nor is it indicative of future operating results.

2011 Acquisitions

On February 16, 2011, the Company closed its acquisition of all of the outstanding common stock of Ocean State Transit LLC, (the “Ocean State Acquisition”), located in Middletown, Rhode Island. Earnings of the acquired company are included in the Company’s results of operations from the acquisition date. The aggregate purchase price of this acquisition was $10.7 million.

Current assets, less current liabilities	$229
Property and equipment	6,860
Intangible assets	2,100
Deferred taxes	(2,539)

Subtotal	6,650
Goodwill	4,036

Total	$10,686

The purchase price consisted of $10.5 million in cash and $0.2 million in contingent consideration which was contingent upon the renewal of one contract, due in 2012. The contingency was settled in full during the fiscal year. Identifiable intangible assets consist of contract rights of $1.3 million that will be amortized over 20 years, covenants not to compete of $0.2 million that will be amortized over an estimated useful life of 3 years and tradenames of $0.6 million with an indefinite life. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. None of the goodwill related to this acquisition is deductible for tax purposes.

On January 7, 2011, the Company closed its acquisition of all of the outstanding common stock of Grand Island Transit Corporation, Ridge Road Express, Inc., a wholly owned subsidiary of Grand Island Transit Corporation, and Scholastic Transportation Management Services, Inc. (collectively “Ridge Road”), all based in Lockport, New York. Earnings of the acquired company are included in the Company’s results of operations from the date of acquisition. The aggregate purchase price of this acquisition was approximately $23.3 million.

Current assets, less current liabilities	$2,489
Property and equipment	15,955
Intangible assets	2,640
Deferred Taxes	(4,838)

Subtotal	16,246
Goodwill	7,031

Total	$23,277

The purchase price consisted of $22.3 million in cash, $0.5 million in the form of promissory notes and $0.5 million in STI common shares. Identifiable intangible assets consist of contract rights of $1.1 million that will be amortized over 20 years, covenants not to compete of $0.2 million that will be amortized over an estimated useful life of three years and tradenames of $1.3 million with an indefinite life.

The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. None of the goodwill related to this acquisition is deductible for tax purposes.

On December 21, 2010, the Company closed its acquisition of all of the outstanding common stock of Kevah Konner, Inc. (the “Konner Acquisition”), located in Pinebrook, New Jersey. Earnings of the acquired company are included in the Company’s results of operations from the acquisition date. The aggregate purchase price of this acquisition was $3.6 million.

Current assets, less current liabilities	$368
Property and equipment	2,554
Intangible assets	325
Deferred taxes	(338)

Subtotal	2,909
Goodwill	698

Total	$3,607

The purchase price consisted of $3.6 million in cash. Identifiable intangible assets consist of contract rights of $0.3 million that will be amortized over 20 years and covenants not to compete of $0.03 million that will be amortized over an estimated useful life of three years. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. None of the goodwill related to this acquisition is deductible for tax purposes.

On July 15, 2010, the Company closed its acquisition of all of the outstanding common stock of Leuschen Bros. Limited (the “Leuschen Acquisition”), located in Sudbury, Ontario. Earnings of the acquired company are included in the Company’s results of operations from the acquisition date. The aggregate purchase price of this acquisition was $19.6 million.

Current assets, less current liabilities	$(432)
Property and equipment	8,184
Intangible assets	5,892
Deferred taxes	(667)

Subtotal	12,977
Goodwill	6,638

Total	$19,615

The purchase price consisted of $18.5 million in cash and approximately $1.1 million in estimated additional consideration recorded at the acquisition date. The additional consideration was contingent on the renewal of one paratransit contract, due in 2012. The renewal of the paratransit contract required a competitive bid process. If Leuschen secured the renewal of the paratransit contract at certain prices and volumes, the Company would have to pay a contingent amount equal to $1.5 million.

The $1.1 million estimate of the additional contingent consideration was recorded as a liability at the acquisition date and represented the $1.5 million contingency, discounted as part of the purchase price allocation based on the probability of securing the renewal of the paratransit contract and the timing of the contingent consideration payment. In March 2012, the competitive bid process was finalized and Leuschen was awarded the renewal of the paratransit contract for a six year term, with two one year renewal options. In connection with the renewal award, the value of the contingent consideration liability was adjusted at March 31, 2012 to reflect the current value of $1.5 million, with the $0.4 million adjustment to the original estimate recorded as a component of other expense, net in the consolidated statements of operations for the year ended June 30, 2012. Identifiable intangible assets consist of contract rights of $4.5 million that will be amortized over 20 years, covenants not to compete of $0.1 million that will be amortized over an estimated useful life of three years and tradenames of $1.3 million with an indefinite life. The goodwill attributed to this acquisition includes the value of the workforce acquired, the opportunity to expand within the marketplace and other key competitive advantages. None of the goodwill related to this acquisition is deductible for tax purposes.

The amount of revenue and earnings associated with the 2011 acquisitions included in the consolidated statement of operations for the year ended June 30, 2011 are as follows:

	Leuschen Bros.	Ridge Road	All others	Total
Revenue	$16,010	$9,009	$5,575	$30,594
Earnings	2,067	267	19	2,353

The following unaudited pro forma financial information combines the consolidated results from operations as if all of the 2011 acquisitions completed in fiscal year 2011 had occurred as of July 1, 2010. Pro forma adjustments only include the adjustment for amortization on acquired intangibles and the adjustment to record the tax impact on the pro forma financial information.

Pro Forma Basis for Fiscal Year Ended June 30, 2011 (unaudited)

Revenue	$319,862
Earnings	1,537
Basic and diluted net income per common share	$0.03

The pro forma financial information is not necessarily indicative of operating results that would have occurred had the 2011 acquisitions been consummated as of July 1, 2010, nor is it indicative of future operating results.